DERIVATIVE FINANCIAL INSTRUMENTS -Schedule of Detailed Information Equinox Gold warrant liability (Details) - Equinox Gold warrant liability	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Derivative Financial Instruments [Line Items]
Outstanding - beginning balance (in shares) | shares	0	0
Assumed in connection with Calibre Acquisition (in shares) | shares	4,856,455
Exercised (in shares) | shares	(585,395)
Outstanding - ending balance (in shares) | shares	4,271,060	0
Outstanding - beginning balance (in dollars per share) | $ / shares	$ 0	$ 0
Assumed in connection with Calibre Acquisition (in dollars per share) | $ / shares	9.93
Exercised (in dollars per share) | $ / shares	6.26
Outstanding - ending balance (in dollars per share) | $ / shares	$ 10.43	$ 0